MUSIC INVENTORY	15 Months Ended
Aug. 31, 2024
Inventory Disclosure [Abstract]
MUSIC INVENTORY

NOTE 2 – MUSIC INVENTORY

Music inventory consisted of the following:

	August 31, 2024	May 31, 2024
Digital music acquired for use in operations – at cost	$22,268	$22,268
Accumulated depreciation	(21,626)	(21,533)
Music inventory – net	$642	$735

The Company purchases digital music to broadcast over the radio and internet. During the three ended August 31, 2024, the Company purchased $-0- worth of music inventory. For the three months ended August 31, 2024 and 2023, depreciation of music inventory was $93 and $230, respectively.